CONSOLIDATED STATEMENTS OF CASH FLOWS (Details 3) - USD ($)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating activities
Net income	$ 672,427				$ (12,406,762)	$ (1,254,857)	$ (662,320)	$ 419,951	$ (1,014,747)
Adjustments for non-cash items in net income:
Amortization of property and equipment	186,415		$ 261,750	$ 198,819	728,095	463,002	578,641	750,916	180,015
Amortization of property and equipment included in costs of inventory sold	209,985				1,554,747	1,481,110	1,757,672	1,102,688	733,655
Amortization of intangible assets									4,997
Unrealized fair value gain on growth of biological assets	(686,867)		(1,357,031)	(1,721,172)	(2,065,695)	(2,724,925)	(3,355,797)	(3,278,572)	(1,824,226)
Realized fair value loss amounts in inventory sold	460,647				2,772,840	1,966,436	2,573,151	3,685,338	950,461
Deferred income taxes	224,064				(453,871)	(470,358)	(470,358)
Stock option expense	104,359				379,178	288,971	344,593	96,649	243,662
Accretion expense	216,493		771,484	428,823	1,531,551	862,624	1,026,732	491,781	949,811
Loss on disposal of property and equipment	87,699		(10,000)	13,881	(7,823)	13,881	182,025	6,250	7,542
Unrealized gain on warrants asset	400,016		115,104	129,113	2,071,411	129,113	129,113
Currency translation gain	6,106
Noncash Items In Net Loss	744,331				4,071,358	5,121,486	6,406,514	3,175,286	1,893,253
Net cash provided by operating activities	231,109				5,010,600	4,863,608	5,729,351	2,004,175	(238,461)
Investing activities
Purchase of property and equipment and intangibles	(126,690)				(1,267,534)	(1,420,404)	(1,456,782)	(1,111,283)	(2,047,136)
Cash advances and loans made to other parties	(1,018,596)				(5,981,851)	(1,430,526)	(1,430,526)
Net cash used in investing activities	(1,145,286)				(9,567,534)	(2,850,930)	(2,887,308)	(1,113,283)	(2,727,008)
Financing activities
Proceeds from convertible debentures						6,000,000	8,000,000
Proceeds from long-term debt								100,000	1,125,000
Proceeds from private placement								1,300,000	1,225,000
Repayment of long-term debt	568,166				910,602	1,211,100	1,631,830	732,803	507,715
Repayment of convertible debentures	(126,978)				(430,828)	(246,006)	(261,006)		(1,312,722)
Payments of lease principal	(444,347)				(855,002)	(1,185,371)	(1,673,344)	(1,089,738)	(380,543)
Net cash provided by (used in) financing activities	(1,139,491)				3,344,072	3,357,523	4,433,820	(422,541)	3,861,714
Change in cash	(2,053,668)				(1,212,862)	5,370,201	7,275,863	468,351	896,245
Cash and cash equivalents, beginning	8,858,247	$ 1,582,384			6,804,579	3,488,046	1,582,384	1,114,033	217,788
Cash and cash equivalents, ending	6,804,579		$ 5,591,717	8,858,247	5,591,717	8,858,247	8,858,247	1,582,384	$ 1,114,033
Cash Flow [Member]
Operating activities
Net income	(672,427)	(241,893)
Adjustments for non-cash items in net income:
Amortization of property and equipment	186,415	89,735
Amortization of property and equipment included in costs of inventory sold	209,985	168,139
Amortization of intangible assets
Unrealized fair value gain on growth of biological assets	686,867	435,897
Realized fair value loss amounts in inventory sold	460,647	395,201
Deferred income taxes	224,064
Stock option expense	104,359
Accretion expense	216,493	94,411
Loss on disposal of property and equipment	87,699
Unrealized gain on fair value of derivative liability	(336,981)
Unrealized gain on warrants asset	(400,016)
Currency translation gain	6,610
Noncash Items In Net Loss	744,331	553,482
Changes in non-cash working capital	(513,222)	(503,647)
Net cash provided by operating activities	231,109	49,835
Investing activities
Purchase of property and equipment and intangibles	(126,690)	(101,169)
Cash advances and loans made to other parties	(1,018,596)
Net cash used in investing activities	(1,145,286)	(101,169)
Financing activities
Proceeds from convertible debentures		2,000,000
Proceeds from long-term debt
Proceeds from private placement
Repayment of long-term debt	(568,166)	(364,414)
Repayment of convertible debentures	(126,978)	(15,000)
Payments of lease principal	(444,347)	(288,039)
Net cash provided by (used in) financing activities	(1,139,491)	1,332,547
Change in cash	(2,053,668)	1,281,213
Cash and cash equivalents, beginning	8,858,247	1,582,384			$ 6,804,579		1,582,384
Cash and cash equivalents, ending	$ 6,804,579	$ 2,863,597		$ 8,858,247		$ 8,858,247	$ 8,858,247	$ 1,582,384